Premiums and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premiums Receivable Disclosure [Abstract]
Insurance premiums receivable	$ 1,563	$ 1,459
Other receivables	12	220
Total	$ 1,575	$ 1,679